Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan applies the provisions of Accounting Standards Codification (“ASC”) 820, Fair Value Measurements. ASC 820 defines fair value, establishes a framework for measuring fair value, and requires disclosure about assets and liabilities measured at fair value. Specifically, ASC 820:
•Defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value;
•Establishes a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and lowest priority to unobservable inputs (Level 3); and
•Expands disclosures about instruments measured at fair value.
The three levels of the fair value hierarchy under ASC 820 are described below:
Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. These are inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The following tables present a summary of the Plan’s investments measured at fair value as of December 31, 2025 and 2024:

	Investments at fair value as of December 31, 2025
	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total carrying value in statement of net assets available or benefits
LiveRamp Holdings, Inc. common stock (i)	$17,231,876	$—	$—	$17,231,876
Common collective trusts (ii)	—	324,904,926	—	324,904,926
Mutual funds (iii)	258,771,289	—	—	258,771,289
Participant-directed brokerage accounts	5,918,424	209,821	—	6,128,245
Total investment assets at fair value	$281,921,589	$325,114,747	$—	$607,036,336

	Investments at fair value as of December 31, 2024
	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total carrying value in statement of net assets available for benefits
LiveRamp Holdings, Inc. common stock (i)	$19,929,295	$—	$—	$19,929,295
Common collective trusts (ii)	—	292,051,333	—	292,051,333
Mutual funds (iii)	238,908,653	—	—	238,908,653
Participant-directed brokerage accounts (iv)	4,917,298	—	—	4,917,298
Total investment assets at fair value	$263,755,246	$292,051,333	$—	$555,806,579
(i)Common stock: Valued at the closing price reported in the active market in which the individual securities are traded.
(ii)Common collective trusts (“CCT”): Valued daily at the net asset value (“NAV”) of the underlying CCT. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
(iii)Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the SEC. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
(iv)Participant-directed brokerage accounts: Contains common stock, mutual funds, real estate investment trusts, and certificates of deposit. Real estate investment trusts are valued the same as common stock. Certificates of deposit are valued at the present value of expected future cash flows.
The methods described above may produce a fair value that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement as of the reporting date.